Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Licensing revenues					$ 375,000
Product sales					655,113	$ 6,641
NET REVENUES	$ 183,473	$ 113,784	$ 380,325	$ 279,872	1,030,113	6,641
COST OF GOODS SOLD	64,029	50,546	140,449	106,397	292,080	1,821
GROSS PROFIT	119,444	63,238	239,876	173,475
OPERATING EXPENSES
Cost of product sales	64,029	50,546	140,449	106,397	292,080	1,821
Research and development		54,128		109,695	143,914	92,923
General and administrative	901,968	1,006,382	2,349,970	2,291,972	4,378,749	3,800,830
Total Operating Expenses	901,968	1,060,510	2,349,970	2,401,667	4,814,743	3,895,574
LOSS FROM OPERATIONS	(782,524)	(997,272)	(2,110,094)	(2,228,192)	(3,784,630)	$ (3,888,933)
Other Expenses:
LOSS ON EXTINGUISHMENT OF DEBT			(32,500)		(406,833)
FAIR VALUE ADJUSTMENT FOR CONTINGENT CONSIDERATION	15,735		47,929		(103,274)
INTEREST and OTHER EXPENSE	(97,484)	(88,343)	(271,366)	(296,837)	(532,230)	$ (67,246)
NET LOSS	$ (864,273)	$ (1,085,615)	$ (2,366,031)	$ (2,525,029)	$ (4,826,967)	$ (3,956,179)
BASIC LOSS AND DILUTED LOSS PER SHARE (in dollars per share)	$ (0.02)	$ (0.05)	$ (0.06)	$ (0.11)	$ (0.20)	$ (0.23)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING- BASIC AND DILUTED (in shares)	40,816,767	23,807,965	37,909,664	23,191,829	24,384,037